Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,900,000
Proposed Maximum Offering Price per Unit	28.98
Maximum Aggregate Offering Price	$ 113,022,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,608.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 to which this exhibit relates shall also cover any additional shares of the common stock, $0.01 par value per share (the "Common Stock"), of STAAR Surgical Company (the "Company") that become issuable under the STAAR Surgical Company Amended and Restated Omnibus Equity Incentive Plan, as amended (the "Plan"), by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the Nasdaq Global Market on June 18, 2026. The Company is registering 3,900,000 shares of Common Stock issuable under the Plan.